Schedule of contract liabilities (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Contract liabilities	$ 152,211	$ 137,342
Current	151,475	136,606
Non-current	736	736
Deferred subscription revenue [member]
IfrsStatementLineItems [Line Items]
Contract liabilities	149,865	136,606
Advanced for website builds [member]
IfrsStatementLineItems [Line Items]
Contract liabilities	$ 2,346	$ 736